Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	6 Months Ended
	Jun. 30, 2021 USD ($) shares d $ / shares	Jun. 30, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | d	3,824,062
Number of Options, Granted	162,000
Number of Options, Forfeited	(81,000)
Number of Options, Ending of Period	3,905,062
Options exercisable, end of period	266,100
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares	$ 2.06
Weighted -average Exercise Price Per Option, Granted | $ / shares	3.86
Weighted- average Exercise Price Per Option, End of Period | $ / shares	2.13
Weighted- average Exercise Price Per Option, Exercisable End of Period | $ / shares	$ 2.06
Weighted-average fair value of options granted | $	$ 2.63
July 2011 to July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period	6,670,356	6,670,356
Number of Options, Forfeited	0	0
Number of Options, Exercised | d	(114,500)
Number of Options, Ending of Period	6,555,856	6,670,356
Options exercisable, end of period	6,555,856	6,670,356
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares	$ 1.43	$ 1.43
Weighted- average Exercise Price Per Option, Exercised | $ / shares	1.87
Weighted- average Exercise Price Per Option, End of Period | $ / shares	1.43	1.43
Weighted- average Exercise Price Per Option, Exercisable End of Period | $ / shares	$ 1.43	$ 1.43
September 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period	501,167	501,167
Number of Options, Forfeited		0
Number of Options, Ending of Period	501,167	501,167
Options exercisable, end of period	501,167	501,167
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares	$ 1.28	$ 1.28
Weighted- average Exercise Price Per Option, End of Period | $ / shares	1.28	1.28
Weighted- average Exercise Price Per Option, Exercisable End of Period | $ / shares	$ 1.28	$ 1.28